SHAREHOLDERS' DEFICIT - Stock Options (Details) - Stock options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)	2,024	2,724	3,345
Options granted (in shares)		556	361
Options exercised (in shares)			(2)
Options expired (in shares)	(298)
Options canceled (in shares)	(556)	(1,256)
Options at end of period (in shares)	1,170	2,024	2,724	3,345
Options vested and exercisable as at end of the period	1,126	1,498
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)	$ 1,683.90	$ 2,332.80	$ 2,001.60
Options granted (in dollars per share)		15.48	1,857.60
Options exercised (in dollars per share)			1,814.40
Options expired (in dollars per share)	2,808.00
Options canceled (in dollars per share)	15.48	2,354.76
Exercise Price at end of period (in dollars per share)	2,189.70	1,683.90	$ 2,332.80	$ 2,001.60
Exercise Price vested and exercisable (in dollars per share)	$ 2,192.58	$ 2,041.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in years)	2 years	3 years 6 months	2 years 9 months 18 days	3 years 7 months 6 days
Weighted Average Remaining life vested and exercisable (in years)	1 year 10 months 24 days	2 years